Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible assets
14.	Intangible assets

	Year ended December 31, 2024
	Computer software	Intellectual property rights (Note 1)	Total
January 1
Cost	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(136,050)	(550,000)	(686,050)
	$419,512	$5,450,000	$5,869,512

At January 1	$419,512	$5,450,000	$5,869,512
Additions	42,838	-	42,838
Adjustment (Note 1)	-	(2,150,000)	(2,150,000)
Amortization expenses	(285,701)	(535,500)	(821,201)
Net exchange differences	(9,488)	-	(9,488)
At December 31	$167,161	$2,764,500	$2,931,661

December 31
Cost	$582,461	$3,850,000	$4,432,461
Accumulated amortization	(415,300)	(1,085,500)	(1,500,800)
	$167,161	$2,764,500	$2,931,661
	Year ended December 31, 2023
	Computer software	Intellectual property rights (Note 1)	Total
January 1
Cost	$2,403,406	$-	$2,403,406
Accumulated amortization	(2,347,064)	-	(2,347,064)
	$56,342	$-	$56,342

At January 1	$56,342	$-	$56,342
Additions－acquired separately	538,446	6,000,000	6,538,446
Amortization expenses	(176,031)	(550,000)	(726,031)
Net exchange differences	755	-	755
At December 31	$419,512	$5,450,000	$5,869,512

December 31
Cost	$555,562	$6,000,000	$6,555,562
Accumulated amortization	(136,050)	(550,000)	(686,050)
	$419,512	$5,450,000	$5,869,512

Note 1:	On January 10, 2023 (the “Agreement Date”), the Group entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.

The Group acquired all and/or any intellectual property rights, including but not limited to patents and trademarks, owned, used or held for use by and/or on behalf of SeeQuestor, including without limitations, such rights as relate to SeeQuestor’s products. The purchase price for the intellectual property rights consists of fixed consideration amounting to $6,000,000 and contingent payment through issuance of the Company’s shares of an amount equal to $3,000,000 which is conditional to certain financial performance through intellectual property rights from Agreement Date up to and including December 31, 2023. The contingent payment, if any, would have been made through the issuance of the Company’s shares as share-based payment. As the contingency was not met, no share-based payment was made.

The Group has made payments of $600,000 and $2,400,000 on Agreement Date and Effective Time, respectively, and payment of a further $3,000,000 had not been paid as of December 31, 2023. In October 2024, the Group entered into a settlement agreement with SeeQuestor, which reduced the outstanding obligation to $850,000. Consequently, the Group reversed payable for $2,150,000 with an offset to the cost of the intangible asset. Payment of $850,000 was made in October 2024.

Details of amortization on intangible assets are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Selling and marketing expenses	$356	$5,131	$425,720
General and administrative expenses	264,111	152,925	22,914
Research and development expenses	556,734	567,975	1,238,984
	$821,201	$726,031	$1,687,618